Fair Value of Financial Instruments and Derivatives Instruments - Schedule of Interest Rate Swap Transactions (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate swap, notional amount		$ 80,000,000
Interest Rate Swap, Expiring September 30, 2024, Fixed Rate 0.9900%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.99%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring September 30, 2024, Fixed Rate 0.9000%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.90%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring September 30, 2024, Fixed Rate 0.8000%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.80%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring September 30, 2024, Fixed Rate 0.6500%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.65%
Interest rate swap, notional amount	$ 20,000,000	20,000,000
Interest Rate Swap, Expiring September 30, 2024, Fixed Rate 0.6000%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.60%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring May 5, 2025, Fixed Rate 0.4000%, Inception May 5, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.40%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring May 5, 2025, Fixed Rate 0.4000%, Inception July 10, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.40%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring May 5, 2025, Fixed Rate 0.3800%, Inception July 10, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.38%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring May 5, 2025, Fixed Rate 0.3800%, Inception July 14, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.38%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring June 4, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.50%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring June 11, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.45%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring June 15, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.40%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring June 30, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.425%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring July 1, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.38%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring July 9, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.36%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring July 16, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.35%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring July 30, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.33%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring August 3, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.37%
Interest rate swap, notional amount	$ 10,000,000	10,000,000
Interest Rate Swap, Expiring December 31, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.745%
Interest rate swap, notional amount	$ 30,000,000	0
Interest Rate Swap, Expiring May 11, 2026
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.95%
Interest rate swap, notional amount	$ 50,000,000	0
Interest Rate Swap, Expiring July 21, 2026
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.829%
Interest rate swap, notional amount	$ 10,000,000	0
Interest Rate Swap, Expiring July 22, 2026
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.77%
Interest rate swap, notional amount	$ 20,000,000	0
Interest Rate Swap
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate swap, notional amount	$ 300,000,000	244,312,000
Shikokupente | Interest Rate Swap, Expiring August 1, 2023
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.275%
Interest rate swap, notional amount	$ 0	12,927,000
Shikokuennia | Interest Rate Swap, Expiring October 20, 2023
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.35%
Interest rate swap, notional amount	$ 0	14,385,000
Maxpente | Interest Rate Swap, Expiring August 27, 2024
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.322%
Interest rate swap, notional amount	$ 0	10,150,000
Maxenteka | Interest Rate Swap, Expiring August 27, 2024
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.322%
Interest rate swap, notional amount	$ 0	9,500,000
Maxeikositessera | Interest Rate Swap, Expiring August 27, 2024
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.322%
Interest rate swap, notional amount	$ 0	$ 7,350,000